BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PREPARATION AND PRESENTATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2022.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value as explained in Note 3. Accounting policies are consistently applied to all years presented, unless otherwise stated.

The functional and presentation currencies of the Company and all its subsidiaries is the United States Dollar ("US Dollar"), and all values herein are rounded to the nearest million except where otherwise indicated. References to ARS, BRL, C$, and CLP are to Argentine Pesos, Brazilian Reais, Canadian Dollars and Chilean Pesos, respectively.

The consolidated financial statements were authorized for issuance by the Board of Directors on March 29, 2023.

Change in accounting policy regarding presentation of COVID-19 related costs

Commencing in 2020, the Company presented all costs incurred as a result of the COVID-19 pandemic in the "Temporary suspension, standby and other incremental COVID-19 costs" line in the statement of operations. At the time, it was considered that this presentation provided useful information about the direct impact of the then recently emerged COVID-19 pandemic on the Company's costs. During the first quarter of 2022, the Company considered that such costs are now more appropriately included in "Cost of sales excluding depletion, depreciation and amortization", and the Company's accounting policy regarding the presentation of such costs was changed. Further, as required by paragraph 41 of IAS 1, comparatives have been reclassified to conform to the change in presentation adopted in the current period, with the $33.9 million of COVID-19 related costs incurred in the year ended December 31, 2021 reclassified from "Temporary suspension, standby and other incremental COVID-19 costs" to "Cost of sales excluding depletion, depreciation and amortization" and included in the calculation of "Gross Margin excluding depletion, depreciation and amortization". The "Temporary suspension, standby and other incremental COVID-19 costs" financial statement line item has been renamed "Temporary suspension costs" to reflect the fact that COVID-19 related costs are no longer included in this cost account. Temporary Suspension Costs totaling $7.7 million incurred in the year ended December 31, 2022 comprise $5.7 million related to a labour action at Minera Florida that carried into January 2022, which has now been resolved and resulted in a new long-term collective bargaining agreement; and $2.0 million related to an illegal labour action at Cerro Moro during the third quarter, which was short in duration and has now been resolved. Temporary Suspension Costs incurred in the year ended December 31, 2021 comprise $3.5 million related to the labour action at Minera Florida discussed above that commenced in the fourth quarter of 2021.